Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net (loss) income	$ (2,903)	$ 37,299	$ (2,283)
Other comprehensive income (loss):
Other comprehensive income (loss)	(56,568)	(17,450)	3,992
Total comprehensive (loss) income	(59,471)	19,849	1,709
Joint Venture
Net (loss) income	9,135
Other comprehensive income (loss):
Unrecognized loss on derivative instruments	720	(28,990)	(2,384)
Reclassification adjustment for loss on derivative instruments realized in net income	2,996	11,540	6,376
Other comprehensive income (loss)	3,716	(17,450)	3,992
All Other
Net (loss) income	(12,038)
Other comprehensive income (loss):
Unrecognized loss on derivative instruments	(62,086)
Reclassification adjustment for loss on derivative instruments realized in net income	1,802
Other comprehensive income (loss)	$ (60,284)